Document and Entity Information	May 20, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	ARMADA ACQUISITION CORP. II
Entity Incorporation State Country Code	E9
Entity File Number	001-42661
Entity Tax Identification Number	98-1815892
Entity Address Address Line 1	1760 Market Street
Entity Address Address Line 2	Suite 602
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Country	US
Entity Address Postal Zip Code	19103
City Area Code	212
Local Phone Number	543-6886
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002044009
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	AACIU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share, included as part of the units
Trading Symbol	AACI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AACIW
Security Exchange Name	NASDAQ